Related Party Transactions and Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Exempt Party-In-Interest Transactions	Related Party Transactions and Exempt Party-In-Interest Transactions
Certain of the Master Trust investments are shares in funds managed by the Trustee and, therefore, these investments and investment transactions qualify as exempt party-in-interest transactions.

As the Master Trust holds common stock of Entergy Corporation as an investment, these investments and investment transactions also qualify as exempt party-in-interest transactions. The year-end market price of Entergy Corporation common stock was $92.43 per share and $75.82 per share at December 31, 2025 and 2024, respectively. See Note 5 to the financial statements for further discussion of Entergy Savings Plan VIII’s interest in the Master Trust including dividend income.

The Entergy Savings Plan VIII issues loans to participants that are secured by the vested balances in the participants’ accounts.